Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$373,593,846.54	0.7687116	$338,516,616.77	0.6965362	$35,077,229.77
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,030,823,846.54	0.6926509	$995,746,616.77	0.6690811	$35,077,229.77

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	48.65		47.76
Pool Receivables Balance	$1,088,149,599.42		$1,050,900,523.38
Remaining Number of Receivables	67,545		66,580

Adjusted Pool Balance	$1,073,774,840.15		$1,037,236,059.13

III. COLLECTIONS

Principal:
Principal Collections	$36,068,775.09
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$619,720.21
Total Principal Collections	$36,688,495.30

Interest:
Interest Collections	$3,499,309.92
Late Fees & Other Charges	$66,625.29
Interest on Repurchase Principal	$-
Total Interest Collections	$3,565,935.21

Collection Account Interest	$272.36
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$40,254,735.42

1 of 3

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections					$40,254,735.42
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,254,735.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$906,791.33		$906,791.33	$906,791.33
Collection Account Interest					$272.36
Late Fees & Other Charges					$66,625.29
Total due to Servicer					$973,688.98

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$124,531.28		$124,531.28
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$423,464.61		$423,464.61	$423,464.61

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$38,781,745.58

7. Regular Principal Distribution Amount:					$35,077,229.77

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$35,077,229.77
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,077,229.77		$35,077,229.77
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$35,077,229.77		$35,077,229.77

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,704,515.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,374,759.27
Beginning Period Amount	$14,374,759.27
Current Period Amortization	$710,295.03
Ending Period Required Amount	$13,664,464.25
Ending Period Amount	$13,664,464.25
Next Distribution Date Amount	$12,974,328.02

2 of 3

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$42,950,993.61	$41,489,442.37	$41,489,442.37
Overcollateralization as a % of Original Adjusted Pool		2.80%	2.71%	2.71%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.75%	65,745	98.50%	$1,035,163,209.64
30 - 60 Days	0.98%	652	1.16%	$12,238,688.00
61 - 90 Days	0.23%	150	0.28%	$2,927,953.84
91 + Days	0.05%	33	0.05%	$570,671.90
		66,580		$1,050,900,523.38
Total
Delinquent Receivables 61 + days past due	0.27%	183	0.33%	$3,498,625.74
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	179	0.31%	$3,403,213.79
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	161	0.27%	$3,038,451.61
Three-Month Average Delinquency Ratio	0.26%		0.30%

Repossession in Current Period		45		$881,426.37
Repossession Inventory		72		$605,391.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,180,300.95
Recoveries				$(619,720.21)
Net Charge-offs for Current Period				$560,580.74

Beginning Pool Balance for Current Period				$1,088,149,599.42

Net Loss Ratio				0.62%
Net Loss Ratio for 1st Preceding Collection Period				0.31%
Net Loss Ratio for 2nd Preceding Collection Period				0.87%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$5,512,174.79
Cumulative Net Losses as a % of Initial Pool Balance				0.35%

Principal Balance of Extensions				$4,890,727.29
Number of Extensions				243

3 of 3